As filed with the Securities and Exchange Commission on April 18, 2013
                                                                                                                                                                                                                         File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 867	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 867	☒

(Check appropriate box or boxes)

iShares Trust
(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116
(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	BENJAMIN J. HASKIN, ESQ.	EDWARD BAER, ESQ.
WILLKIE FARR & GALLAGHER LLP	WILLKIE FARR & GALLAGHER LLP	BLACKROCK FUND ADVISORS
787 SEVENTH AVENUE	1875 K STREET, N.W.	400 HOWARD STREET
NEW YORK, NY 10019-6099	WASHINGTON, D.C. 20006-1238	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On May 17, 2013, pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 867 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until May 17, 2013, the effectiveness of the registration statement for the iShares FTSE China A50 Index Fund (the “Fund”), filed in Post-Effective Amendment No. 502 on January 25, 2011, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
518	April 8 , 2011	May 3, 2011
531	May 2, 2011	June 1, 2011
543	May 31, 2011	June 30, 2011
552	June 29, 2011	July 29, 2011
562	July 28, 2011	August 26, 2011
574	August 25, 2011	September 23, 2011
584	September 22, 2011	October 21, 2011
608	October 20, 2011	November 18, 2011
616	November 17, 2011	December 16, 2011
631	December 15, 2011	January 13, 2012
673	January 12, 2012	February 10, 2012
704	February 9, 2012	March 9, 2012
719	March 8, 2012	April 6, 2012
725	April 5, 2012	May 4, 2012
734	May 3, 2012	June 1, 2012
739	May 31, 2012	June 29, 2012
743	June 28, 2012	July 27, 2012
752	July 26, 2012	August 24, 2012
764	August 23, 2012	September 21, 2012
769	September 20, 2012	October 19, 2012
776	October 18, 2012	November 16, 2012
791	November 15, 2012	December 14, 2012
798	December 13, 2012	December 28, 2012
805	December 27, 2012	January 25, 2013
828	January 24, 2013	February 22, 2013
837	February 21, 2013	March 22, 2013
845	March 21, 2013	April 19, 2013

This Post-Effective Amendment No. 867 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 502.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 867 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 18th  day of April, 2013.

iSHARES TRUST

By:
Michael Latham*
President and Trustee

Date: April 18, 2013

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 867 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Michael Latham*
President and Trustee

Date: April 18, 2013

John E. Martinez*
Trustee

Date: April 18, 2013

George G.C. Parker*
Trustee

Date: April 18, 2013

Cecilia H. Herbert*
Trustee

Date: April 18, 2013

Charles A. Hurty*
Trustee

Date: April 18, 2013

John E. Kerrigan*
Trustee

Date: April 18, 2013

Robert H. Silver*
Trustee

Date: April 18, 2013

Robert S. Kapito*
Trustee

Date: April 18, 2013

Madhav V. Rajan*
Trustee

Date: April 18, 2013

/s/ Jack Gee
Jack Gee
Treasurer

Date: April 18, 2013

* By:	/s/ Jack Gee
Jack Gee
Attorney-in-fact

Date: April 18, 2013

*
Powers of Attorney, each dated December 6, 2011, for Michael Latham, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, Robert H. Silver, George G.C. Parker, John E. Martinez, Madhav V. Rajan and Robert S. Kapito are incorporated herein by reference to Exhibit (q) to Post-Effective Amendment No. 717, filed March 8, 2012.